SHAREHOLDERS EQUITY (USD $)	Common Stock - Class A	Common Stock - Class B	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2007	$ 3,848		$ 4,560,588	$ (5,373,979)	$ (809,543)
Beginning Balance, Shares at Dec. 31, 2007	3,847,558
Issuance of stock options to employees			274,299		274,299
Issuance of stock options to non-employees			216,779		216,779
Net loss				(2,272,144)	(2,272,144)
Ending Balance, Amount at Dec. 31, 2008	3,848		5,051,666	(7,646,123)	(2,590,609)
Beginning Balance, Shares at Dec. 31, 2008	3,847,558
Issuance of stock options to employees			157,933		157,933
Issuance of common stock (Class B),Share		2,691,788
Issuance of common stock (Class B),Amount		2,692	670,255		672,947
Non-cash fair value of stock options to non-employees			54,064		54,064
Fair value of stockholder debt, payables and advances settled in common stock (A),Share	1,554,305
Fair value of stockholder debt, payables and advances settled in common stock (A),Amount	5,778		387,023		388,577
Fair value of common stock issued (A) to settle accounts payable,Share	376,374
Fair value of common stock issued (A) to settle accounts payable,Amount	376		103,496		103,872
Fair value of common stock options issued to settle accounts payable and accrued expenses			18,364		18,364
Net income				132,005	132,005
Ending Balance, Amount at Dec. 31, 2009	5,778	2,692	6,442,801	(7,514,118)	(1,062,847)
Ending Balance, Shares at Dec. 31, 2009	5,778,237	2,691,788
Net loss				(954,118)	(954,118)
Issuance of Common Stock Options to Employees			86,985		86,985
Fair Value of Warrants Issued with Convertible Notes Payable			11,818		11,818
Ending Balance, Amount at Dec. 31, 2010	$ 5,778	$ 2,692	$ 6,541,604	$ (8,468,236)	$ (1,918,162)
Ending Balance, Shares at Dec. 31, 2010	5,778,237	2,691,788